Movement of Provision for Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Balance at beginning of the year	$ 450	$ 405	$ 370
Charge to expenses	217	45	35
Balance at end of the year	$ 667	$ 450	$ 405